Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Warrants [Abstract]
Schedule of changes in warrants outstanding

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2015	1,136	$918.00	—
Granted	111	450.00	—
Exercised	—	—	—
Outstanding at December 31, 2015	1,247	$877.31	$—
Granted	8,333	202.50	—
Exercised	—	—	—
Outstanding at December 31, 2016	9,581	$290.35	$—

Exercisable at December 31, 2015	1,247	—	—

Exercisable at December 31, 2016	1,247	—	—